UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22845

Investment Company Act File Number

Babson Capital Funds Trust

(Exact Name of Registrant as Specified in Charter)

550 South Tryon Street, Suite 3300,

Charlotte, NC 28202

(Address of Principal Executive Offices)

Janice M. Bishop

Vice President, Secretary and Chief Legal Officer

c/o Babson Capital Management LLC

Independence Wharf

470 Atlantic Avenue, Boston MA 02210

(Name and Address of Agent for Services)

(704) 805-7200

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30

Date of Reporting Period

Item 1.	Schedule of Investments

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 94.1%*:
Bank Loans — 82.6%*§:
Aerospace and Defense — 1.1%*:
DAE Aviation Holdings, Inc.	7.75%	8/5/2019	142,982	$141,717	$143,876
TransDigm Group, Inc.	3.75	2/28/2020	494,962	492,854	486,053
TransDigm Group, Inc.	3.75	6/4/2021	658,931	655,980	646,576

Total Aerospace and Defense			1,296,875	1,290,551	1,276,505

Automobile — 0.4%*:
Gates Global, Inc.	4.25	7/5/2021	500,000	495,163	490,520

Beverage, Food and Tobacco — 4.4%*:
Burger King+	4.50	9/24/2021	533,483	528,149	529,333
CEC Entertainment Concepts LP	4.25	2/14/2021	749,273	745,704	725,858
Charger OpCo B.V.+	4.25	6/30/2021	1,150,000	1,538,863	1,438,593
Continental Foods Belgium NV+	4.49	7/1/2021	500,000	663,050	625,122
Del Monte Foods, Inc.	4.25	2/18/2021	248,750	247,613	232,581
Del Monte Foods, Inc.	8.25	8/18/2021	156,342	154,899	140,707
Deoleo S.A.+	4.50	5/12/2021	500,000	676,645	604,092
JBS USA Holdings, Inc.	3.75	9/18/2020	495,000	496,083	487,575
Telepizza SA+	6.24	9/30/2020	250,000	314,781	311,421

Total Beverage, Food and Tobacco			4,582,848	5,365,787	5,095,282

Broadcasting and Entertainment — 6.4%*:
All3Media International+	5.25	6/30/2021	500,000	833,639	800,346
All3Media International+	8.25	6/30/2022	500,000	670,763	623,631
Charter Communications Operating LLC	3.00	1/3/2021	496,231	495,105	480,932
Cumulus Media Holdings, Inc.	4.25	12/23/2020	361,909	358,676	355,423
Learfield Communications, Inc.	4.50	10/9/2020	416,456	415,974	413,854
Learfield Communications, Inc.	8.75	10/9/2021	1,000,000	1,020,608	995,000
Telecommunications Management LLC	4.75	4/30/2020	69,815	69,815	69,641
Tyrol Acquisitions 2 SAS+	3.24	1/29/2016	2,170,474	2,867,890	2,664,658
Univision Communications, Inc.	4.00	3/2/2020	991,209	989,551	971,385

Total Broadcasting and Entertainment			6,506,094	7,722,021	7,374,870

Buildings and Real Estate — 1.3%*:
Alison Bidco Sarl+	5.50	8/29/2021	148,629	147,154	147,143
Alison Bidco Sarl+	5.50	8/29/2021	148,629	147,154	147,142
Jeld-Wen, Inc.	5.25	9/18/2021	510,032	504,932	505,891
Quikrete Holdings, Inc.	4.00	9/28/2020	664,860	661,996	656,549

Total Buildings and Real Estate			1,472,150	1,461,236	1,456,725

Cargo Transport — 0.9%*:
Direct ChassisLink, Inc.¤	8.25	10/31/2019	496,429	490,015	501,393
Direct ChassisLink, Inc.	8.25	10/31/2019	506,986	506,987	512,056
Mirror Bidco Corp.	4.25	12/28/2019	62,707	62,426	61,728

Total Cargo Transport			1,066,122	1,059,428	1,075,177

Chemicals, Plastics and Rubber — 3.7%*:
Chromaflo Technologies Corp.	4.50	12/2/2019	621,708	622,697	613,936
Colouroz Investment 1 GmbH+	4.75	9/7/2021	646,492	640,028	638,411
Emerald Performance Materials LLC	4.50	8/1/2021	117,151	116,576	115,950
Ferro Corp.	4.00	7/31/2021	149,880	149,141	148,382
MacDermid, Inc.	4.00	6/7/2020	69,099	68,753	67,786
MacDermid, Inc.	4.25	6/7/2020	500,000	667,720	629,946
Orion Engineered Carbons GmbH+	5.00	7/25/2021	500,000	663,949	633,736
Univar, Inc.	5.00	6/30/2017	992,282	990,667	980,702
Vantage Specialties, Inc.	5.00	2/10/2019	494,942	493,943	492,468

Total Chemicals, Plastics and Rubber			4,091,554	4,413,474	4,321,317

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Containers, Packaging and Glass — 4.2%*:
BWAY Holding Co., Inc.	5.50%	8/14/2020	233,997	$231,696	$233,559
CD&R Millennium Holdco 6 Sarl+	4.50	7/31/2021	378,161	378,226	375,514
Chesapeake Corp.	6.00	9/30/2020	495,000	789,218	801,900
Chesapeake Corp.	4.25	9/30/2020	1,146,873	1,146,427	1,131,103
Consolidated Container Co. LLC	7.75	1/3/2020	188,280	184,688	184,044
Coveris	5.25	5/8/2019	385,730	384,096	386,814
Coveris	5.75	5/8/2019	496,250	681,915	628,619
Hilex Poly Co. LLC	5.00	6/30/2021	205,304	204,300	204,021
Libbey Glass, Inc.	3.75	4/9/2021	875,271	873,184	865,976

Total Containers, Packaging and Glass			4,404,866	4,873,750	4,811,550

Diversified/Conglomerate Manufacturing — 0.7%*:
Applied Systems, Inc.	4.25	1/25/2021	67,317	67,164	66,476
Information Resources, Inc.	4.75	9/30/2020	157,843	157,161	157,712
Quality Home Brands Holdings LLC	7.75	5/25/2018	261,695	259,505	262,132
STS Operating, Inc.	4.75	2/19/2021	315,308	315,375	313,337

Total Diversified/Conglomerate Manufacturing			802,163	799,205	799,657

Diversified/Conglomerate Service — 6.9%*:
Aquilex Holdings LLC	5.00	12/31/2020	198,641	198,194	196,323
Atrium Innovations, Inc.+	4.25	2/15/2021	834,024	832,538	817,344
Brickman Group Ltd. LLC	7.50	12/17/2021	82,405	82,029	81,375
EIG Investors Corp.	5.00	11/9/2019	597,009	599,315	594,770
Garda World Security Corp.+	4.00	11/6/2020	173,054	172,296	170,025
Go Daddy Operating Company LLC	4.75	5/13/2021	367,704	365,955	361,960
Internet Brands, Inc.	8.50	7/8/2022	400,000	396,103	391,000
MH Sub I LLC	5.00	7/8/2021	141,411	140,038	140,262
MPH Acquisition Holdings LLC	4.00	3/31/2021	858,660	856,632	837,735
Northgate Information Solutions Ltd.+	4.24	3/7/2018	502,514	672,288	579,164
Northgate Information Solutions Ltd.+	4.74	3/6/2018	501,257	670,540	577,715
Power Team Services LLC	8.25	11/6/2020	500,000	495,592	485,000
RP Crown Parent LLC	6.00	12/21/2018	552,377	554,434	536,988
RP Crown Parent LLC	11.25	12/20/2019	678,571	692,337	643,191
Sabre, Inc.	4.00	2/19/2019	495,000	495,000	488,070
SkillSoft Corp.+	5.75	4/28/2021	449,713	447,595	440,907
Triple Point Technology, Inc.	5.25	7/10/2020	392,298	359,717	355,030
Triple Point Technology, Inc.††	9.25	7/9/2021	182,877	169,727	157,275
Vogue International, Inc.	5.25	2/14/2020	144,747	143,437	144,385

Total Diversified/Conglomerate Service			8,052,262	8,343,767	7,998,519

Ecological — 2.6%*:
ADS Waste Holdings, Inc.	3.75	10/9/2019	723,099	722,220	702,852
Biffa Waste Services Ltd.+	5.24	1/30/2018	1,000,000	1,648,899	1,582,648
Emerald 3 Ltd.+	8.00	5/31/2022	390,426	386,630	387,498
United Site Services, Inc.	5.75	8/5/2016	18,760	18,670	18,666
United Site Services, Inc.	5.75	8/5/2021	364,781	362,251	362,957

Total Ecological			2,497,066	3,138,670	3,054,621

Electronics — 1.5%*:
Freescale Semiconductor, Inc.	4.25	2/28/2020	992,500	992,500	976,531
Kronos, Inc.	4.50	10/30/2019	198,639	197,362	197,088
Kronos, Inc.	9.75	4/30/2020	221,994	220,493	227,821
Magic Newco LLC+	5.00	12/12/2018	95,865	95,865	95,626
Presidio, Inc.	5.00	3/31/2017	119,568	119,065	119,344
Renaissance Learning, Inc.	4.50	4/9/2021	82,752	81,891	80,942

Total Electronics			1,711,318	1,707,176	1,697,352

Finance — 8.9%*:
AssuredPartners Capital, Inc.	4.50	3/31/2021	307,844	306,406	303,420

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Finance (continued):
AssuredPartners Capital, Inc.	7.75%	4/4/2022	136,864	$135,574	$134,811
Confie Seguros Holdings II Co.	5.75	11/9/2018	538,219	535,975	540,910
Confie Seguros Holdings II Co.	10.25	5/8/2019	297,015	297,015	298,687
Cunningham Lindsey US, Inc.	9.25	6/10/2020	748,546	750,304	747,611
Evertec Group LLC	3.50	4/17/2020	673,125	661,839	660,787
First Data Corp.	3.74	3/24/2017	500,000	500,000	490,750
First Data Corp.	3.74	3/23/2018	500,000	497,786	489,845
GENEX Services, Inc.	5.25	5/21/2021	184,516	183,636	183,363
Intertrust Group Holding B.V.+	8.00	4/16/2022	192,451	191,085	190,205
Intertrust Group Holding B.V.+	8.00	4/16/2022	500,000	680,307	632,315
Moneygram International, Inc.	4.25	3/27/2020	91,349	91,243	89,579
National Financial Partners Corp.	4.50	7/1/2020	132,862	132,862	131,533
Nets Holding A/S+	4.25	5/14/2021	500,000	681,055	624,421
P2 Newco Acquisition, Inc.	5.50	10/22/2020	436,708	432,909	436,437
P2 Newco Acquisition, Inc.	9.50	10/22/2021	500,000	495,569	497,500
SAM Finance Lux Sarl+	5.00	12/17/2020	343,568	554,459	556,975
Sedgwick, Inc.	3.75	3/1/2021	497,500	496,358	481,540
Sedgwick, Inc.	6.75	2/28/2022	561,418	560,745	547,736
Ship US Bidco, Inc.+	4.50	11/30/2019	373,946	370,719	372,544
TransUnion LLC	4.00	4/9/2021	497,500	496,338	489,107
VFH Parent LLC	5.75	11/6/2019	1,170,555	1,162,250	1,166,165
Wall Street Systems Delaware, Inc.	4.50	4/30/2021	283,175	281,841	280,344

Total Finance			9,967,161	10,496,275	10,346,585

Healthcare, Education and Childcare — 8.8%*:
Accellent, Inc.	4.50	3/12/2021	946,225	943,811	928,010
Aenova Holding GmbH+	5.00	8/26/2020	600,000	758,613	758,620
Ameos Gruppe AG+	4.49	7/30/2021	500,000	664,503	628,368
Britax US Holdings, Inc.	4.50	10/15/2020	436,330	434,436	352,699
CareCore National LLC	5.50	3/5/2021	375,908	377,798	373,088
Drumm Investors LLC	6.75	5/4/2018	877,223	869,549	876,495
Heartland Dental Care, Inc.	5.50	12/21/2018	389,053	387,418	388,325
Kindred Healthcare, Inc.	4.00	4/9/2021	206,096	205,615	201,717
Ortho-Clinical Diagnostics, Inc.	4.75	6/30/2021	553,013	547,684	545,840
PharMedium Healthcare Corp.	4.25	1/28/2021	99,605	99,154	97,364
PharMedium Healthcare Corp.	7.75	1/28/2022	93,590	93,160	92,420
Phibro Animal Health Corp.	4.00	4/16/2021	178,161	177,743	176,082
PRA Holdings, Inc.	4.50	9/23/2020	857,532	850,176	849,077
Rodenstock GmbH+	4.74	5/31/2019	500,000	665,570	621,067
STHI Holding Corp.	4.50	7/30/2021	283,762	282,366	281,104
Synarc-Biocore Holdings LLC	5.50	3/5/2021	497,500	492,899	492,525
Synarc-Biocore Holdings LLC	9.25	3/4/2022	500,000	495,328	487,500
TriZetto Group, Inc. (The)	4.75	5/2/2018	840,904	797,800	837,750
Tunstall Group Holdings Ltd.+	5.24	10/16/2020	500,000	792,522	583,614
Vitalia Holdco Sarl+	5.24	7/27/2018	500,000	667,028	632,580

Total Healthcare, Education and Childcare			9,734,902	10,603,173	10,204,245

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.5%*:
Leslie’s Poolmart, Inc.	4.25	10/16/2019	544,105	544,105	535,264

Hotels, Motels, Inns and Gaming — 0.7%*:
Gala Group Ltd.+	5.24	5/28/2018	500,000	833,457	812,148

Insurance — 2.2%*:
AmWINS Group LLC	5.00	9/6/2019	152,533	152,209	152,152
Asurion LLC	5.00	5/24/2019	982,822	981,952	977,053
Hub International Ltd.	4.25	10/2/2020	990,025	985,765	967,334
Onex York Acquisition Corp.	4.75	10/1/2021	194,134	192,678	193,043

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Insurance (continued):
USI, Inc.	4.25%	12/27/2019	238,956	$236,617	$234,475

Total Insurance			2,558,470	2,549,221	2,524,057

Leisure, Amusement, Entertainment — 1.3%*:
AP NMT Acquisition B.V.+	7.00	8/6/2021	600,000	771,149	737,369
Delta 2 (Lux) Sarl+	4.75	7/30/2021	487,247	484,833	480,547
Delta 2 (Lux) Sarl+	7.75	7/31/2022	244,363	241,925	243,141
Jacobs Entertainment, Inc.	5.25	10/29/2018	58,267	58,267	54,188
Town Sports International, Inc.	4.50	11/16/2020	25,192	25,081	21,665

Total Leisure, Amusement, Entertainment			1,415,069	1,581,255	1,536,910

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 2.4%*:
Capital Safety North America Holdings, Inc.	3.75	3/29/2021	358,027	357,605	348,091
Capital Safety North America Holdings, Inc.	6.50	3/28/2022	251,661	251,363	245,999
Doncasters Finance US LLC+	4.50	4/9/2020	994,958	992,642	986,879
Husky Injection Molding Systems Ltd.+	4.25	6/30/2021	194,306	193,364	191,089
Husky Injection Molding Systems Ltd.+	7.25	6/30/2022	89,263	88,827	87,031
Intelligrated, Inc.	4.75	7/30/2018	366,558	365,121	359,227
Silver II US Holdings LLC	4.00	12/13/2019	473,731	473,731	464,995
TCH-2 Holding LLC	5.50	5/6/2021	108,971	107,937	107,881

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			2,837,475	2,830,590	2,791,192

Mining, Steel, Iron and Non-Precious Metals — 2.2%*:
Arch Coal, Inc.	6.25	5/16/2018	997,455	982,472	911,733
Boomerang Tube LLC††	11.00	10/11/2017	252,632	247,842	222,316
EP Minerals LLC	5.50	8/20/2020	87,695	87,262	87,914
H.C. Starck GmbH+	2.99	5/30/2016	500,000	679,250	626,265
Metal Services LLC	6.00	6/30/2017	106,085	106,085	106,040
Murray Energy Corp.	5.25	12/5/2019	395,712	394,000	394,537
TMS International Corp.	4.50	10/16/2020	215,097	214,167	214,426

Total Mining, Steel, Iron and Non-Precious Metals			2,554,676	2,711,078	2,563,231

Oil and Gas — 7.7%*:
Alfred Fueling Systems, Inc.	4.75	6/20/2021	74,014	73,657	73,274
American Energy - Marcellus LLC	5.25	8/4/2020	182,134	181,246	180,369
Caelus Energy Alaska O3 LLC	8.75	4/2/2021	1,000,000	981,255	985,000
Chief Exploration & Development LLC	7.50	5/12/2021	1,000,000	990,488	997,500
Drillships Financing Holding, Inc.+	6.00	3/31/2021	76,320	77,018	73,077
Drillships Ocean Ventures, Inc.	5.50	7/25/2021	255,240	252,742	246,945
Energy Transfer Equity LP	3.25	12/2/2019	425,857	421,930	414,559
Fieldwood Energy LLC	8.38	9/30/2020	700,000	722,036	700,875
Floatel International Ltd.	6.00	6/27/2020	409,555	405,583	401,364
Paragon Offshore Finance Co.+	3.75	7/18/2021	133,649	132,998	124,962
Quicksilver Resources, Inc.	7.00	6/21/2019	500,000	491,465	453,125
Sabine Oil & Gas LLC	8.75	12/31/2018	700,000	710,699	699,125
Seadrill Partners Finco LLC	4.00	2/21/2021	1,689,738	1,676,150	1,605,251
Southcross Energy Partners LP	5.25	8/4/2021	95,656	95,185	95,357
Southcross Holdings Borrower LP	6.00	8/4/2021	147,065	146,341	146,697
Templar Energy LLC	8.50	11/25/2020	1,000,000	970,000	968,750
TPF II Power LLC	5.50	10/2/2021	523,685	519,757	522,051
Western Refining, Inc.	4.25	11/12/2020	283,400	283,279	281,983

Total Oil and Gas			9,196,313	9,131,829	8,970,264

Personal and Non-Durable Consumer Products Mfg. Only — 0.3%*:
Berlin Packaging LLC	3.74	10/1/2021	339,483	337,786	338,635

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Personal, Food and Miscellaneous — 0.1%*:
Redtop Acquisitions Ltd.+	8.25%	6/3/2021	157,968	$155,842	$158,757

Personal Transportation — 0.3%*:
Travelport Finance (Luxembourg) Sarl	6.00	9/2/2021	320,850	316,870	320,105

Printing and Publishing — 1.6%*:
Emap B2B+	5.14	10/31/2017	221,928	345,064	341,789
Emap B2B+	5.14	10/31/2017	334,745	456,809	415,401
EMI Music Publishing Ltd.	3.75	6/29/2018	255,065	255,065	250,744
R.H. Donnelley, Inc.	9.75	12/31/2016	107,756	78,931	78,716
Springer Science+Business Media Deutschland GmbH+	4.75	8/16/2021	495,009	493,624	485,975
SuperMedia, Inc.	11.60	12/30/2016	282,766	227,561	229,889

Total Printing and Publishing			1,697,269	1,857,054	1,802,514

Retail Stores — 5.8%*:
Abercrombie & Fitch Management Co.	4.75	7/14/2021	737,982	730,722	731,067
Advantage Sales & Marketing, Inc.	4.25	7/23/2021	294,906	294,182	289,535
Advantage Sales & Marketing, Inc.	7.50	7/25/2022	58,808	58,375	57,863
Alliance Boots Holdings Ltd.+	4.99	7/9/2018	800,000	1,319,216	1,298,891
Alliance Boots Holdings Ltd.+	4.99	7/9/2018	277,971	382,803	351,625
BJ’s Wholesale Club, Inc.	4.50	9/26/2019	135,320	134,743	133,100
Burlington Coat Factory Warehouse Corp.	4.25	7/17/2021	461,677	459,407	456,386
FleetPride Corp.	5.25	11/19/2019	990,549	975,670	979,406
Hudson’s Bay Co.+	4.75	11/4/2020	735,669	729,237	734,594
J Crew Group, Inc.	4.00	3/5/2021	935,906	931,589	887,773
Smart and Final Stores LLC	4.75	11/15/2019	232,483	231,973	231,758
The Talbots, Inc.	4.75	3/19/2020	497,500	494,717	481,331
The Talbots, Inc.	8.25	3/19/2021	80,326	79,580	79,322

Total Retail Stores			6,239,097	6,822,214	6,712,651

Telecommunications — 5.1%*:
Altice Financing SA+	5.50	7/2/2019	263,633	266,066	265,610
CDS Holdco III B.V.+	4.99	9/30/2020	500,000	672,548	631,051
Custom Sensors & Technologies, Inc.	4.50	9/30/2021	293,721	292,987	290,417
Eircom Finco Sarl+	4.74	9/30/2019	2,000,000	2,663,688	2,432,635
ION Trading Technologies Sarl+	7.25	5/15/2022	1,342,143	1,332,205	1,334,318
Numericable US LLC+	4.50	5/21/2020	669,198	662,892	663,938
Sungard Availability Services Capital, Inc.	6.00	3/31/2019	275,314	273,879	254,115
Websense, Inc.	4.50	6/25/2020	92,974	92,759	92,161

Total Telecommunications			5,436,983	6,257,024	5,964,245

Utilities — 0.6%*:
Bayonne Energy Center LLC	4.50	6/30/2021	102,778	102,271	102,328
Calpine Construction Finance Co. LP	3.00	5/3/2020	496,231	495,091	478,863
Exgen Renewables I LLC	5.25	2/8/2021	63,104	62,817	63,420

Total Utilities			662,113	660,179	644,611

Total Bank Loans			91,145,252	98,358,180	95,677,509

Corporate Bonds — 11.5%*:

Automobile — 0.1%*:
Grupo Antolin Dutch B.V.+	4.75	4/1/2021	100,000	138,615	128,547

Banking — 0.4%*:
Lock AS+	5.82#	8/15/2020	250,000	332,277	321,288
Lock AS+	7.00	8/15/2021	100,000	134,225	129,463

Total Banking			350,000	466,502	450,751

Beverage, Food and Tobacco — 0.3%*:
Albain Bidco Norway AS+	6.66#	11/1/2020	1,000,000	166,715	149,111

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Beverage, Food and Tobacco (continued):
Findus Bondco SA+	9.13%	7/1/2018	100,000	$140,512	$134,515

Total Beverage, Food and Tobacco			1,100,000	307,227	283,626

Broadcasting and Entertainment — 0.1%*:
CET 21 Spol Sro+	9.00	11/1/2017	100,000	140,987	130,726

Buildings and Real Estate — 0.3%*:
Forestar USA Real Estate Group, Inc.^	8.50	6/1/2022	110,000	110,000	112,750
Paroc Group Oy+	5.45#	5/15/2020	100,000	137,565	123,779
Paroc Group Oy+	6.25	5/15/2020	100,000	137,565	122,572

Total Buildings and Real Estate			310,000	385,130	359,101

Chemicals, Plastics and Rubber — 0.7%*:
Monitchem HoldCo 3 SA+	4.83#	6/15/2021	100,000	136,455	126,305
Novacap International SAS+	5.21#	5/1/2019	100,000	138,655	127,000
Pinnacle Operating Corp.^	9.00	11/15/2020	500,000	537,499	533,750

Total Chemicals, Plastics and Rubber			700,000	812,609	787,055

Containers, Packaging and Glass — 0.5%*:
Innovia Group Finance PLC+	5.08#	3/31/2020	500,000	685,130	625,210

Diversified/Conglomerate Manufacturing — 0.6%*:
Appvion, Inc.^	9.00	6/1/2020	460,000	468,702	380,075
Galapagos SA+	4.83#	6/15/2021	200,000	272,630	248,821

Total Diversified/Conglomerate Manufacturing			660,000	741,332	628,896

Diversified/Conglomerate Service — 0.4%:
Carlson Travel Holdings, Inc. PIK^	7.50	8/15/2019	470,000	475,993	474,700

Finance — 1.3%*:
Equiniti Newco 2 PLC+	6.31#	12/15/2018	750,000	1,213,515	1,209,783
Galaxy Bidco Ltd.+	5.56#	11/15/2019	100,000	160,964	162,115
Lowell Group Financing PLC+	5.88	4/1/2019	100,000	166,730	157,252

Total Finance			950,000	1,541,209	1,529,150

Grocery — 0.1%*:
Premier Foods Finance PLC+	5.56#	3/16/2020	100,000	167,370	149,194

Healthcare, Education and Childcare — 0.6%*:
HomeVi SAS+	6.88	8/15/2021	100,000	133,800	130,094
Unilabs Subholding AB+	7.45#	7/15/2018	400,000	551,080	504,260

Total Healthcare, Education and Childcare			500,000	684,880	634,354

Insurance — 1.0%*:
Hastings Insurance Group Finance PLC+	6.56#	10/21/2019	150,000	237,803	243,202
Hastings Insurance Group Finance PLC+	8.00	10/21/2020	100,000	159,915	169,436
Towergate Finance PLC+	6.06#	2/15/2018	500,000	796,763	737,623

Total Insurance			750,000	1,194,481	1,150,261

Leisure, Amusement, Entertainment — 1.6%*:
Allegiant Travel Co.	5.50	7/15/2019	265,000	265,000	270,300
Travelex Financing PLC+	6.56#	8/1/2018	700,000	1,120,511	1,146,153
Travelex Financing PLC+	8.00	8/1/2018	100,000	158,385	169,417
Vougeot Bidco PLC+	5.45#	7/15/2020	250,000	338,349	315,368

Total Leisure, Amusement, Entertainment			1,315,000	1,882,245	1,901,238

Oil and Gas — 0.8%*:
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.+^	6.50	4/1/2019	1,000,000	971,922	875,000

Personal, Food and Miscellaneous — 1.3%*:
Brakes Capital+	5.08#	12/15/2018	100,000	136,645	124,890
Brakes Capital+	7.13	12/15/2018	300,000	516,459	466,891

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Personal, Food and Miscellaneous (continued):
Financiere Quick SAS+	4.95#%	4/15/2019	500,000	$688,312	$584,161
TeamSystem Holding SpA+	7.38	5/15/2020	100,000	132,502	131,989
Twinkle Pizza PLC+	6.63	8/1/2021	100,000	169,730	157,738

Total Personal, Food and Miscellaneous			1,100,000	1,643,648	1,465,669

Retail Stores — 1.2%*:
Boing Group Financing PLC+	6.63	7/15/2019	100,000	136,100	116,832
Brighthouse Group PLC+	7.88	5/15/2018	150,000	244,331	240,789
Guitar Center, Inc.^	6.50	4/15/2019	500,000	495,411	450,000
HSS Financing PLC+	6.75	8/1/2019	100,000	165,525	166,573
New Look Bondco I PLC+	8.75	5/14/2018	200,000	324,065	338,010
Takko Luxembourg 2 S.C.A.+	9.88	4/15/2019	100,000	131,984	107,991

Total Retail Stores			1,150,000	1,497,416	1,420,195

Telecommunications — 0.2%*:
Numericable Group SA+	5.38	5/15/2022	100,000	138,295	130,514
Numericable Group SA+	5.63	5/15/2024	100,000	138,165	130,274

Total Telecommunications			200,000	276,460	260,788

Total Corporate Bonds			11,355,000	14,013,156	13,254,461

Total Fixed Income			102,500,252	112,371,336	108,931,970

Short-Term Investment — 6.7%*:
Bank Deposit — 6.7%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01	10/1/2014	7,748,682	7,748,682	7,748,682

Total Investments			110,248,934	120,120,018	116,680,652

Other assets and liabilities – (0.8%)*					(917,848)

Net Assets – 100.0%					$115,762,804

PIK – Payment-in-kind

‡	The effective interest rates are based on settled commitment amount.
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	59.3%
United Kingdom	18.1%
Germany	4.8%
France	4.7%
Canada	3.1%
Netherlands	2.7%
Ireland	2.2%
Luxembourg	1.2%
Other (Individually less than 1%)	3.9%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2014. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3.
††	Illiquid security.

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2014

#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2014.

A summary of outstanding financial instruments at September 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
10/14/14	State Street Bank & Trust Co.	EUR	1,640,825	2,072,605	2,119,645	$(47,040)
10/14/14	State Street Bank & Trust Co.	GBP	1,075,105	1,742,725	1,743,497	(772)
10/14/14	State Street Bank & Trust Co.	NOK	50,997	7,934	7,987	(50)

Net unrealized depreciation on forward foreign exchange contracts to buy						$(47,862)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/14/14	State Street Bank & Trust Co.	EUR	19,268,941	24,339,523	24,851,290	$511,767
10/14/14	State Street Bank & Trust Co.	GBP	8,221,054	13,326,176	13,235,568	(90,607)
10/14/14	State Street Bank & Trust Co.	NOK	1,037,099	161,355	163,638	2,283

Net unrealized appreciation on forward foreign exchange contracts to sell						$423,443

Currency Legend

EUR – Euro

GBP – British Pound Sterling

NOK – Norwegian Krona

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 95.8%*:

Asset-Backed Securities — 18.0%*:

CDO/CLO — 18.0%*:
Apidos CLO XII^	5.13#%	4/15/2025	500,000	$445,398	$428,032
Apidos CLO XV^	5.73#	10/20/2025	500,000	460,804	439,878
Atlas Senior Loan Fund Ltd.^	5.46#	10/15/2026	800,000	728,305	728,240
Avery Point CLO Ltd. 2014-1 AE^	4.83#	4/25/2026	500,000	459,320	446,248
BlueMountain CLO Ltd.^	Zero Coupon	4/30/2026	250,000	237,940	240,000
BlueMountain CLO Ltd.^	4.83#	5/15/2025	1,100,000	999,889	989,294
Carlyle Global Market Strategies CLO 2013-3 Ltd.^	4.83#	7/15/2025	500,000	455,462	449,468
Carlyle Global Market Strategies CLO 2013-4 Ltd.^	4.73#	10/15/2025	500,000	461,066	443,525
Carlyle Global Market Strategies CLO 2013-4 Ltd.^	5.43#	10/15/2025	500,000	453,071	438,722
Dryden 30 Senior Loan Fund^	5.23#	11/15/2025	725,000	698,794	666,981
Dryden Senior Loan Fund^	5.58#	4/18/2026	500,000	459,512	432,781
Dryden XXXI Senior Loan Fund^	4.48#	4/18/2026	1,000,000	886,009	870,414
Eaton Vance CDO VII PLC+	0.76#	3/25/2026	300,000	356,039	352,563
Eaton Vance CLO 2013-1 Ltd.^	5.23#	11/13/2024	500,000	463,241	461,071
Flatiron CLO 2013-1 Ltd.^	5.58#	1/17/2026	500,000	459,187	437,015
GoldenTree Loan Opportunities VII Ltd.^	5.48#	4/25/2025	500,000	465,116	448,072
ING IM CLO 2012-3 Ltd.^	6.08#	10/15/2022	500,000	492,034	490,883
ING IM CLO 2013-2 Ltd.^	5.73#	4/25/2025	500,000	464,688	441,127
ING IM CLO 2013-3 Ltd.^	4.73#	1/18/2026	500,000	450,328	440,939
LCM XIII LP^	5.08#	1/19/2023	750,000	699,294	687,655
LCM XV LP^	4.68#	8/25/2024	500,000	464,313	439,759
LCM XVII LP^†	4.98#	10/15/2026	500,000	448,850	448,850
Madison Park Funding XIII Ltd.^	3.58#	1/19/2025	500,000	480,768	473,334
Newhaven CLO Ltd.+^†	5.40#	11/15/2028	500,000	618,668	606,896
OHA Credit Partners IX Ltd.^	5.23#	10/20/2025	500,000	466,637	460,442
Pinnacle Park CLO Ltd.^	5.18#	4/15/2026	500,000	472,844	456,128
Silver Spring CLO Ltd.^	5.17#	10/15/2026	1,000,000	900,621	899,163
Tyron Park CLO Ltd.^	4.63#	7/15/2025	500,000	461,757	443,293
Voya CLO 2014-3 Ltd.^	5.23#	7/25/2026	500,000	455,233	451,733

Total CDO/CLO			16,425,000	15,365,188	15,012,506

Total Asset-Backed Securities			16,425,000	15,365,188	15,012,506

Bank Loans — 35.4%*§:

Aerospace and Defense — 0.1%*:
TransDigm Group, Inc.	3.75	6/4/2021	80,839	80,259	79,323

Automobile — 0.3%*:
Gates Global, Inc.	4.25	7/5/2021	250,000	247,581	245,260

Beverage, Food and Tobacco — 1.4%*:
Burger King+	4.50	9/24/2021	229,609	227,313	227,822
Continental Foods Belgium NV+	4.49	7/1/2021	500,000	663,050	625,122
Telepizza SA+	6.24	9/30/2020	250,000	314,781	311,421

Total Beverage, Food and Tobacco			979,609	1,205,144	1,164,365

Broadcasting and Entertainment — 2.3%*:
All3Media International+	5.25	6/30/2021	500,000	833,639	800,346
Tyrol Acquisitions 2 SAS+	3.24	1/29/2016	936,379	1,231,905	1,149,578

Total Broadcasting and Entertainment			1,436,379	2,065,544	1,949,924

Buildings and Real Estate — 0.9%*:
Alison Bidco Sarl+	5.50	8/29/2021	74,314	73,577	73,572
Alison Bidco Sarl+	5.50	8/29/2021	74,314	73,577	73,571

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Buildings and Real Estate (continued):
Jeld-Wen, Inc.	1.00%	9/18/2021	219,516	$217,320	$217,733
Paroc Group Holding OY+¤	0.24	6/18/2015	287,032	390,493	362,536

Total Buildings and Real Estate			655,176	754,967	727,412

Cargo Transport — 0.9%*:
Direct ChassisLink, Inc.	8.25	10/31/2019	253,493	253,493	256,028
Direct ChassisLink, Inc.¤	8.25	10/31/2019	496,429	490,016	501,393

Total Cargo Transport			749,922	743,509	757,421

Chemicals, Plastics and Rubber — 0.8%*:
Emerald Performance Materials LLC	4.50	8/1/2021	58,576	58,288	57,975
Orion Engineered Carbons GmbH+	5.00	7/25/2021	500,000	663,950	633,736

Total Chemicals, Plastics and Rubber			558,576	722,238	691,711

Containers, Packaging and Glass — 3.1%*:
BWAY Holding Co., Inc.	5.50	8/14/2020	116,999	115,848	116,780
CD&R Millennium Holdco 6 Sarl+	4.50	7/31/2021	156,375	156,567	155,280
CD&R Millennium Holdco 6 Sarl+	4.75	7/31/2021	500,000	679,057	628,368
Chesapeake Corp.	6.00	9/30/2020	495,000	789,218	801,899
Consolidated Container Co. LLC	7.75	1/3/2020	94,140	92,344	92,022
Coveris	5.25	5/8/2019	64,288	64,016	64,469
Coveris	5.75	5/8/2019	496,250	681,915	628,619
Hilex Poly Co. LLC	5.00	6/30/2021	102,652	102,150	102,010

Total Containers, Packaging and Glass			2,025,704	2,681,115	2,589,447

Diversified/Conglomerate Manufacturing — 0.1%*:
Quality Home Brands Holdings LLC	7.75	5/25/2018	130,847	129,753	131,066

Diversified/Conglomerate Service — 3.2%*:
Aquilex Holdings LLC	5.00	12/31/2020	99,321	99,097	98,161
Atrium Innovations, Inc.+	4.25	2/15/2021	467,575	465,981	458,224
Internet Brands, Inc.	8.50	7/8/2022	150,000	148,539	146,625
MH Sub I LLC	5.00	7/8/2021	70,705	70,019	70,131
Power Team Services LLC	8.25	11/6/2020	300,000	298,650	291,000
RP Crown Parent LLC	6.00	12/21/2018	552,377	554,434	536,987
RP Crown Parent LLC	11.25	12/20/2019	178,571	183,746	169,261
Triple Point Technology, Inc.	5.25	7/10/2020	392,298	359,717	355,030
Triple Point Technology, Inc.††	9.25	7/9/2021	63,830	58,882	54,894
Vantiv LLC	3.75	6/13/2021	498,750	496,269	495,219

Total Diversified/Conglomerate Service			2,773,427	2,735,334	2,675,532

Ecological — 0.5%*:
Emerald 3 Ltd.+	8.00	5/31/2022	196,488	194,206	195,014
United Site Services, Inc.	5.75	8/5/2016	9,380	9,335	9,333
United Site Services, Inc.	5.75	8/5/2021	182,391	181,489	181,479

Total Ecological			388,259	385,030	385,826

Electronics — 0.7%*:
Kronos, Inc.	9.75	4/30/2020	53,533	53,284	54,938
SunGard Data Systems, Inc.	4.00	3/8/2020	500,000	498,325	493,875

Total Electronics			553,533	551,609	548,813

Finance — 1.6%*:
AssuredPartners Capital, Inc.	7.75	4/4/2022	68,432	67,787	67,405
Confie Seguros Holdings II Co.	5.75	11/9/2018	226,690	225,774	227,823
Confie Seguros Holdings II Co.	10.25	5/8/2019	148,508	148,508	149,344
GENEX Services, Inc.	5.25	5/21/2021	92,258	91,454	91,681
Intertrust Group Holding B.V.+	8.00	4/16/2022	96,225	95,539	95,103
National Financial Partners Corp.	4.50	7/1/2020	66,431	66,431	65,766
P2 Newco Acquisition, Inc.	9.50	10/22/2021	103,373	102,457	102,856
Sedgwick, Inc.	3.75	3/1/2021	297,158	296,476	287,625

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Finance (continued):
VFH Parent LLC	5.75%	11/6/2019	217,633	$216,515	$216,818

Total Finance			1,316,708	1,310,941	1,304,421

Healthcare, Education and Childcare — 3.6%*:
Aenova Holding GmbH+	5.00	8/26/2020	600,000	758,607	758,617
Ameos Gruppe AG+	4.49	7/30/2021	500,000	664,503	628,368
Kindred Healthcare, Inc.	4.00	4/9/2021	103,048	102,808	100,858
PRA Holdings, Inc.	4.50	9/23/2020	530,959	529,923	525,724
STHI Holding Corp.	4.50	7/30/2021	141,881	141,183	140,552
Synarc-Biocore Holdings LLC	5.50	3/5/2021	398,876	395,187	394,887
Synarc-Biocore Holdings LLC	9.25	3/4/2022	500,000	495,329	487,500

Total Healthcare, Education and Childcare			2,774,764	3,087,540	3,036,506

Leisure, Amusement, Entertainment — 1.4%*:
AP NMT Acquisition B.V.+	7.00	8/6/2021	400,000	514,082	491,579
AP NMT Acquisition B.V.+	10.00	7/31/2022	300,000	276,233	276,249
Delta 2 (Lux) Sarl+	4.75	7/30/2021	243,623	242,416	240,274
Delta 2 (Lux) Sarl+	7.75	7/31/2022	122,182	120,962	121,571

Total Leisure, Amusement, Entertainment			1,065,805	1,153,693	1,129,673

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.1%*:
Capital Safety North America Holdings, Inc.	3.75	3/29/2021	505,180	503,295	491,161
Capital Safety North America Holdings, Inc.	6.50	3/28/2022	125,831	125,681	122,999
Doncasters Finance US LLC+	4.50	4/9/2020	248,740	248,161	246,720
TCH-2 Holding LLC	5.50	5/6/2021	54,485	53,969	53,941

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			934,236	931,106	914,821

Mining, Steel, Iron and Non-Precious Metals — 1.2%*:
Arch Coal, Inc.	6.25	5/16/2018	748,091	736,854	683,800
Boomerang Tube LLC††	11.00	10/11/2017	252,632	247,843	222,316
Murray Energy Corp.	5.25	12/5/2019	98,928	98,500	98,634

Total Mining, Steel, Iron and Non-Precious Metals			1,099,651	1,083,197	1,004,750

Oil and Gas — 3.7%*:
American Energy - Marcellus LLC	8.50	8/4/2021	121,905	120,113	120,686
Caelus Energy Alaska O3 LLC	8.75	4/2/2021	500,000	490,609	492,500
Chief Exploration & Development LLC	7.50	5/12/2021	500,000	495,244	498,750
Drillships Ocean Ventures, Inc.	5.50	7/25/2021	127,620	126,371	123,472
Fieldwood Energy LLC	8.38	9/30/2020	324,231	315,863	324,636
Floatel International Ltd.	6.00	6/27/2020	204,777	202,791	200,682
Jonah Energy LLC	7.50	5/12/2021	173,566	171,101	171,397
Paragon Offshore Finance Co.+	3.75	7/18/2021	66,825	66,499	62,481
Southcross Holdings Borrower LP	6.00	8/4/2021	73,532	73,171	73,349
Templar Energy LLC	8.50	11/25/2020	800,000	776,000	775,000
TPF II Power LLC	5.50	10/2/2021	225,392	223,661	224,688

Total Oil and Gas			3,117,848	3,061,423	3,067,641

Personal and Non-Durable Consumer Products Mfg. Only — 0.2%*:
Berlin Packaging LLC	3.74	10/1/2021	146,112	145,381	145,747

Personal, Food and Miscellaneous — 0.6%*:
Landry’s, Inc.	4.00	4/24/2018	482,876	481,970	478,308

Personal Transportation — 0.2%*:
Travelport Finance (Luxembourg) Sarl	6.00	9/2/2021	160,425	158,435	160,053

Printing and Publishing — 1.2%*:
Emap B2B+	5.14	10/31/2017	334,745	456,809	415,400

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2014

	EFFECTIVE INTEREST RATE ‡		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Printing and Publishing (continued):
Emap B2B+	5.14%		10/31/2017	221,927	$345,064	$341,789
R.H. Donnelley, Inc.	9.75		12/31/2016	107,756	78,931	78,716
SuperMedia, Inc.	11.60		12/30/2016	242,786	195,831	197,385

Total Printing and Publishing				907,214	1,076,635	1,033,290

Retail Stores — 1.9%*:
Advantage Sales & Marketing, Inc.	4.25		7/23/2021	688,298	682,091	675,765
Burlington Coat Factory Warehouse Corp.	4.25		7/17/2021	230,838	229,677	228,193
Maxeda DIY B.V.+	15.00		6/30/2018	500,000	662,959	622,052
Michaels Stores, Inc.	4.00		1/28/2020	94,626	94,171	93,508

Total Retail Stores				1,513,762	1,668,898	1,619,518

Telecommunications — 3.8%*:
Altice Financing SA+	5.50		7/2/2019	263,633	266,066	265,610
CDS Holdco III B.V.+	4.99		9/30/2020	500,000	672,548	631,052
Eircom Finco Sarl+	4.74		9/30/2019	1,000,000	1,326,005	1,216,318
ION Trading Technologies Sarl+	7.25		5/15/2022	894,762	888,137	889,545
Sungard Availability Services Capital, Inc.	6.00		3/31/2019	137,657	137,035	127,057

Total Telecommunications				2,796,052	3,289,791	3,129,582

Utilities — 0.6%*:
Texas Competitive Electric Holdings Co. LLC	4.74		10/10/2017	650,000	496,437	480,188

Total Bank Loans				27,547,724	30,247,530	29,450,598

Corporate Bonds — 42.4%*:
Aerospace and Defense — 1.6%*:
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.^	6.88		2/15/2019	1,000,000	1,029,690	1,002,500
TransDigm Group, Inc.^	6.50		7/15/2024	315,000	315,000	313,819

Total Aerospace and Defense				1,315,000	1,344,690	1,316,319

Automobile — 2.7%*:
Allied Specialty Vehicles, Inc.^	8.50		11/1/2019	1,000,000	1,032,104	1,042,500
International Automotive Components Group SA^	9.13		6/1/2018	619,000	637,375	653,045
JB Poindexter & Co., Inc.^	9.00		4/1/2022	500,000	526,235	536,875

Total Automobile				2,119,000	2,195,714	2,232,420

Banking — 0.8%*:
Lock AS+	5.82	#	8/15/2020	250,000	332,277	321,288
Lock AS+	7.00		8/15/2021	250,000	335,562	323,657

Total Banking				500,000	667,839	644,945

Beverage, Food and Tobacco — 0.6%*:
Albain Bidco Norway AS+	6.75		11/1/2020	200,000	274,086	240,030
Findus Bondco SA+	9.13		7/1/2018	200,000	294,720	269,030

Total Beverage, Food and Tobacco				400,000	568,806	509,060

Broadcasting and Entertainment — 2.0%*:
CCO Holdings LLC/CCO Holdings Capital Corp.	5.75		1/15/2024	500,000	504,698	497,500
CET 21 Spol Sro+	9.00		11/1/2017	200,000	281,972	261,451
RCN Telecom Services LLC/RCN Capital Corp.^	8.50		8/15/2020	775,000	778,263	790,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH+	6.25		1/15/2029	100,000	133,825	140,565

Total Broadcasting and Entertainment				1,575,000	1,698,758	1,690,016

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Buildings and Real Estate — 1.9%*:
Deutsche Raststaetten Gruppe IV GmbH+	6.75%	12/30/2020	100,000	$135,605	$132,305
Keystone Financing PLC+†	9.50	10/15/2019	350,000	562,968	555,799
Paroc Group Oy+	5.45#	5/15/2020	100,000	137,565	123,779
Paroc Group Oy+	6.25	5/15/2020	100,000	137,565	122,572
Roofing Supply Group LLC/Roofing Supply Finance, Inc.^	10.00	6/1/2020	350,000	378,396	367,500
William Lyon Homes, Inc.	5.75	4/15/2019	310,000	310,000	304,575

Total Buildings and Real Estate			1,310,000	1,662,099	1,606,530

Cargo Transport — 1.3%*:
Kenan Advantage Group, Inc. (The)^	8.38	12/15/2018	500,000	521,609	521,875
Moto Finance PLC+	10.25	3/15/2017	300,000	517,128	516,742

Total Cargo Transport			800,000	1,038,737	1,038,617

Chemicals, Plastics and Rubber — 1.5%*:
Ciech Group Financing AB+	9.50	11/30/2019	200,000	294,687	281,660
Monitchem HoldCo 2 SA+	6.88	6/15/2022	250,000	341,138	313,458
Pinnacle Operating Corp.^	9.00	11/15/2020	600,000	617,372	640,500

Total Chemicals, Plastics and Rubber			1,050,000	1,253,197	1,235,618

Containers, Packaging and Glass — 1.5%*:
Ardagh Finance Holdings SA PIK^	8.63	6/15/2019	330,000	326,863	331,650
Innovia Group Finance PLC+	5.08#	3/31/2020	100,000	136,035	125,042
Mustang Merger Corp.^	8.50	8/15/2021	750,000	745,765	776,250

Total Containers, Packaging and Glass			1,180,000	1,208,663	1,232,942

Diversified/Conglomerate Manufacturing — 2.1%*:
Appvion, Inc.^	9.00	6/1/2020	500,000	514,496	413,125
CTP Transportation Products LLC/CTP Finance, Inc.^	8.25	12/15/2019	448,000	459,947	478,240
EnPro Industries, Inc.^	5.88	9/15/2022	445,000	441,521	451,675
Galapagos Holding SA+	7.00	6/15/2022	350,000	470,560	415,544

Total Diversified/Conglomerate Manufacturing			1,743,000	1,886,524	1,758,584

Diversified/Conglomerate Service — 1.2%*:
Carlson Travel Holdings, Inc. PIK^	7.50	8/15/2019	665,000	675,668	671,650
Loxam SAS+	4.88	7/23/2021	250,000	337,737	304,316

Total Diversified/Conglomerate Service			915,000	1,013,405	975,966

Farming and Agriculture — 1.2%*:
Chiquita Brands International, Inc.	4.25	8/15/2016	500,000	502,176	500,000
Chiquita Brands International, Inc./Chiquita Brands LLC	7.88	2/1/2021	488,000	518,287	527,040

Total Farming and Agriculture			988,000	1,020,463	1,027,040

Finance — 1.6%*:
Galaxy Bidco Ltd.+	6.38	11/15/2020	100,000	161,665	158,386
Galaxy Finco Ltd.+	7.88	11/15/2021	100,000	165,514	159,481
Lowell Group Financing PLC+	5.88	4/1/2019	100,000	166,730	157,252
TMF Group Holding BV+	9.88	12/1/2019	650,000	933,279	853,986

Total Finance			950,000	1,427,188	1,329,105

Grocery — 0.4%*:
Premier Foods PLC+	6.50	3/15/2021	200,000	339,865	286,457

Healthcare, Education and Childcare — 2.3%*:
BioScrip, Inc.^	8.88	2/15/2021	500,000	518,529	511,875
HomeVi SAS+	6.88	8/15/2021	250,000	334,500	325,235
Priory Group No. 3 PLC+	8.88	2/15/2019	500,000	807,621	847,051

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Healthcare, Education and Childcare (continued):
Unilabs Subholding AB+	8.50%	7/15/2018	200,000	$287,214	$250,463

Total Healthcare, Education and Childcare			1,450,000	1,947,864	1,934,624

Hotels, Motels, Inns and Gaming — 0.4%*:
Gala Electric Casinos PLC+	11.50	6/1/2019	100,000	178,574	171,437
NH Hoteles SA+	6.88	11/15/2019	100,000	135,775	135,399

Total Hotels, Motels, Inns and Gaming			200,000	314,349	306,836

Insurance — 0.5%*:
Hastings Insurance Group Finance PLC+	8.00	10/21/2020	100,000	159,915	169,436
Towergate Finance PLC+	8.50	2/15/2018	150,000	250,822	231,014

Total Insurance			250,000	410,737	400,450

Leisure, Amusement, Entertainment — 1.7%*:
Dometic Group AB PIK+	9.50	6/26/2019	500,000	679,421	596,792
Vougeot Bidco PLC+	7.88	7/15/2020	500,000	847,662	814,425

Total Leisure, Amusement, Entertainment			1,000,000	1,527,083	1,411,217

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.2%*:
KraussMaffei Group GmbH+	8.75	12/15/2020	100,000	144,956	137,988
Novafives SAS+	4.50	6/30/2021	100,000	136,335	125,358
Xerium Technologies, Inc.	8.88	6/15/2018	720,000	740,984	759,600

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			920,000	1,022,275	1,022,946

Mining, Steel, Iron and Non-Precious Metals — 0.2%*:
Murray Energy Corp.^	9.50	12/5/2020	150,000	164,827	165,000

Oil and Gas — 8.3%*:
American Energy - Permian Basin LLC/AEPB Finance Corp.^	7.38	11/1/2021	280,000	280,000	256,200
American Energy - Woodford LLC/AEW Finance Corp.^	9.00	9/15/2022	650,000	623,451	602,875
California Resources Corp.^†	6.00	11/15/2024	400,000	400,000	411,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.^	6.50	4/15/2021	500,000	500,000	475,000
Endeavour International Corp.	12.00	3/1/2018	600,000	546,946	429,000
Global Partners LP/GLP Finance Corp.^	6.25	7/15/2022	317,000	316,222	315,415
Halcon Resources Corp.	9.75	7/15/2020	365,000	374,116	371,387
Jupiter Resources, Inc.+^	8.50	10/1/2022	1,000,000	958,179	887,500
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC	9.25	6/1/2021	500,000	497,744	492,500
Millennium Offshore Services Superholdings LLC+^	9.50	2/15/2018	500,000	521,075	530,000
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.+^	6.50	4/1/2019	1,000,000	1,000,000	875,000
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp.	9.75	2/15/2017	500,000	518,877	505,000
Seventy Seven Energy, Inc.^	6.50	7/15/2022	440,000	440,000	432,300
Shelf Drilling Holdings Ltd.+^	8.63	11/1/2018	285,000	299,829	299,250

Total Oil and Gas			7,337,000	7,276,439	6,882,427

Personal, Food and Miscellaneous — 2.0%*:
Brakes Capital+	7.13	12/15/2018	500,000	843,643	778,152
Cerved Group SpA+	8.00	1/15/2021	150,000	203,070	207,456
TeamSystem Holding SpA+	7.38	5/15/2020	350,000	476,807	461,961
Twinkle Pizza PLC+	6.63	8/1/2021	150,000	254,595	236,607

Total Personal, Food and Miscellaneous			1,150,000	1,778,115	1,684,176

Retail Stores — 3.2%*:
Boing Group Financing PLC+	6.63	7/15/2019	200,000	272,200	233,664

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2014

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Retail Stores (continued):
Brighthouse Group PLC+	7.88%	5/15/2018	150,000	$244,331	$240,789
Chinos Intermediate Holdings A, Inc. PIK^	7.75	5/1/2019	207,000	208,978	196,133
Debenhams PLC+	5.25	7/15/2021	150,000	249,786	228,582
Guitar Center, Inc.^	6.50	4/15/2019	498,000	492,758	448,200
HSS Financing PLC+	6.75	8/1/2019	100,000	165,525	166,573
New Look Bondco I PLC+	8.75	5/14/2018	450,000	730,544	760,522
Pendragon PLC+	6.88	5/1/2020	100,000	171,899	170,795
Takko Luxembourg 2 S.C.A.+	9.88	4/15/2019	200,000	257,501	215,982

Total Retail Stores			2,055,000	2,793,522	2,661,240

Telecommunications — 1.9%*:
eircom Finance Ltd.+	9.25	5/15/2020	100,000	148,696	136,725
Manutencoop Facility Management SpA+	8.50	8/1/2020	100,000	131,905	124,095
Numericable Group SA+	5.63	5/15/2024	100,000	138,165	130,273
Numericable Group SA+^	6.00	5/15/2022	315,000	315,000	317,362
Telenet Finance V Luxembourg SCA+	6.75	8/15/2024	200,000	276,341	281,983
UPC Holding BV+	6.75	3/15/2023	200,000	213,196	228,868
Wind Acquisition Finance SA+	4.00	7/15/2020	100,000	135,965	124,568
Wind Acquisition Finance SA+	4.20#	7/15/2020	100,000	135,965	126,116
Wind Acquisition Finance SA+	7.00	4/23/2021	100,000	137,975	130,157

Total Telecommunications			1,315,000	1,633,208	1,600,147

Utilities — 0.3%:
Calpine Corp.	5.75	1/15/2025	290,000	290,000	281,662

Total Corporate Bonds			31,162,000	36,484,367	35,234,344

Total Fixed Income			75,134,724	82,097,085	79,697,448

	STRIKE PRICE	EXPIRATION DATE	NOTIONAL	COST	FAIR VALUE
Purchased Option — 0.1%*:
Put Option — 0.1%*:
OTC - iTraxx Swaption with Credit Suisse	$4.35	12/17/2014	18,500,000	75,183	63,440

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investment — 7.4%*:
Bank Deposit — 7.4%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01	10/1/2014	6,159,881	6,159,881	6,159,881

Total Investments			99,794,605	88,332,149	85,920,769

Other assets and liabilities – (3.3%)*					(2,772,850)

Net Assets – 100.0%					$83,147,919

OTC	Over the Counter
PIK	Payment-in-kind
‡	The effective interest rates are based on settled commitment amount.
‡	‡ Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2014

Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	42.6%
Cayman Islands	17.6%
United Kingdom	13.9%
Germany	5.2%
Netherlands	3.4%
Canada	3.1%
France	3.0%
Ireland	2.9%
Italy	1.5%
Belgium	1.1%
Norway	1.1%
Sweden	1.1%
United Arab Emirates	1.0%
Other (Individually less than 1%)	2.5%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2014. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3.
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2014.
†	When-issued security.

A summary of outstanding financial instruments at September 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
10/14/14	State Street Bank & Trust Co.	CHF	294,368	308,366	315,011	$(6,645)
10/14/14	State Street Bank & Trust Co.	EUR	677,674	856,002	875,906	(19,904)
10/14/14	State Street Bank & Trust Co.	GBP	513,908	833,035	833,521	(486)

Net unrealized depreciation on forward foreign exchange contracts to buy						$(27,035)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/14/14	State Street Bank & Trust Co.	CHF	516,301	540,852	552,047	$11,195
10/14/14	State Street Bank & Trust Co.	EUR	14,455,746	18,259,746	18,644,889	385,143
10/14/14	State Street Bank & Trust Co.	GBP	5,574,149	9,035,592	8,974,157	(61,435)

Net unrealized appreciation on forward foreign exchange contracts to sell						$334,903

Currency Legend

CHF – Swiss Franc

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to Schedule of Investments.

Tax Basis

The cost basis of investments for federal income tax purposes at September 30, 2014 for Babson Global Floating Rate Fund (“Global Floating Rate Fund”) and Babson Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”) (each a “Fund” and collectively the “Funds”) was as follows:

	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED DEPRECIATION
Global Floating Rate Fund	$120,120,035	$234,655	$(3,674,038)	$(3,439,383)
Global Credit Income Opportunities Fund	88,333,456	358,922	(2,771,609)	(2,412,687)

Fair Value

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Funds’ investments:

Global Floating Rate Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Bank Loans	$—	$95,176,116	$501,393	$95,677,509
Corporate Bonds	—	13,254,461	—	13,254,461

Total Fixed Income	—	108,430,577	501,393	108,931,970

Short-Term Investment:
Bank Deposit	—	7,748,682	—	7,748,682
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	514,050	—	514,050

Total Investments	$—	$116,693,309	$501,393	$117,194,702

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(138,469)	—	(138,469)

Total Investments	$—	$116,554,840	$501,393	$117,056,233

*	There were no transfers between levels during the period ended September 30, 2014.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2014	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2014	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2014
Fixed Income
Bank Loans	$497,619	$15	$4,630	$—	$319	$—	$(1,190)	$501,393	$4,630

Total	$497,619	$15	$4,630	$—	$319	$—	$(1,190)	$501,393	$4,630

Global Credit Income Opportunities Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Fixed Income:
Asset-Backed Securities	$—	$15,012,506	$—	$15,012,506
Bank Loans	—	28,586,669	863,929	29,450,598
Corporate Bonds	—	35,234,344	—	35,234,344

Total Fixed Income	—	78,833,519	863,929	79,697,448

Purchased Option:
Put Option	—	63,440	—	63,440
Short-Term Investment:
Bank Deposit	—	6,159,881	—	6,159,881
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	396,338	—	396,338

Total Investments	$—	$85,453,178	$863,929	$86,317,107

Liabilities:
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(88,470)	—	(88,470)

Total Investments	$—	$85,364,708	$863,929	$86,228,637

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2014	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2014	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2014
Fixed Income
Bank Loans	$497,619	$15	$(25,867)	$393,033	$319	$—	$(1,190)	$863,929	$(25,867)

Total	$497,619	$15	$(25,867)	$393,033	$319	$—	$(1,190)	$863,929	$(25,867)

Derivative Instruments

The following is a description of the derivative instruments that the Funds utilize as part of their investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Currency Exchange Contracts – The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward foreign currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward foreign currency exchange contracts obligating the Funds to deliver or receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Funds are also subject to credit risk with respect to the counterparties to derivative contracts that are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Funds. In addition, in the event of a bankruptcy of a clearing house, the Funds could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions. The counterparty risk to the Funds is limited to the net unrealized gain, in any, on the contract.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Funds may purchase call or put options. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

The Funds may enter into swap options (“swaptions”). A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised.

During the period ended September 30, 2014, the Funds’ direct investment in derivatives consisted of forward foreign currency exchange contracts and purchased options.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of September 30, 2014. These derivatives are presented in the Funds’ Schedule of Investments.

Global Floating Rate Fund

ASSET DERIVATIVES	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$514,050

Total		$514,050

LIABILITY DERIVATIVES	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$138,469

Total		$138,469

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	39,726,963

Total	39,726,963

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global Credit Income Opportunities Fund

ASSET DERIVATIVES	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$396,338	$—	$396,338
Purchased Options	Investments, at fair value	—	63,440	63,440

Total		$396,338	$63,440	$459,778

LIABILITY DERIVATIVES	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$88,470

Total		$88,470

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	26,687,128	—	26,687,128
Purchased Options(1)	—	18,500,000	18,500,000

Total	26,687,128	18,500,000	45,187,128

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Item 2.	Controls and Procedures

(a) The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17CFR 270.30a-3(c)), are effective as of a date within 90 days of the filing date of the report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(d)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Babson Capital Funds Trust

By:	/s/ Anthony J. Sciacca

President (Principal Executive Officer)

Date:	11/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony J. Sciacca

President (Principal Executive Officer)

Date:	11/25/2014

By:	/s/ Patrick Hoefling

Chief Financial Officer (Principal Financial Officer)

Date:	11/24/2014